Premier Fund Solutions, Inc.                       480 N. Magnolia Ave., # 103, El Cajon, CA 92020  (619) 588-9700

October 2, 2009

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Aviemore Funds, File Nos. 333-112044 and 811-21489

Dear Sir/Madam:

On behalf of Aviemore Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 9 to the Trust’s Registration Statement.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 to add the second series to the Trust (ETF Global Opportunity Fund).

This Prospectus and Statement of Additional Information are substantially similar to the Prospectus and Statement of Additional Information of the ETF Market Opportunity Fund included in Post-Effective Amendment No. 8.  In the Prospectus, the “Principal Investments and Policies of the Fund” and “The Principal Risks of Investing in the Fund” sections have been revised.

If you have any questions, please contact Jeff Provence at (619) 588-9700.

Very truly yours,

/s/Premier Fund Solutions

Premier Fund Solutions, Inc.